Pension and Other Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Of Plan Assets [Abstract]
Investments in listed and unlisted equity securities	94.00%	86.00%
Temporary cash investments	4.00%	12.00%
Debt and fixed income securities	2.00%	2.00%
Net investments	100.00%	100.00%